Derivative Instruments (Fair Value Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ 14,012	$ 11,541
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ 14,012	$ 11,541